Subsequent events (Details) $ in Millions, kr in Billions	Jul. 31, 2023 USD ($)	Jul. 31, 2023 ISK (kr)	Jul. 24, 2023 USD ($)
Teva Agreement Expansion [Member]
Subsequent events (Details) [Line Items]
Bonds issued			$ 40
Entering into significant commitments or contingent liabilities [member]
Subsequent events (Details) [Line Items]
Proceeds from issue of bonds, notes and debentures	$ 100	kr 13
ATP Holdings Unsold Bond Commitment	$ 100